Stock-Based Compensation (Details) - Schedule of Stock Option Activity - $ / shares		12 Months Ended
	Sep. 20, 2023	Dec. 31, 2023
Schedule of Stock Option Activity [Abstract]
Options outstanding as of ending
Options outstanding as of ending
Granted	366,172	366,172
Granted		$ 1.275
Options outstanding as of ending		366,172
Options outstanding as of ending		$ 1.275
Options exercisable
Options exercisable